Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		42 Months Ended	51 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Apr. 30, 2012
Operating activities
Net loss	$ (771,391)	$ (506,205)	$ (3,758,817)	$ (36,158)	$ (3,835,876)	$ (4,607,267)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	532,828	62,642	250,821		250,821	783,650
Write-down of supplies inventory		38,000	38,000		38,000	38,000
Write-down of web development costs				9,000	9,000	9,000
Fair value of derivative liabilities in excess of proceeds			808,590		808,590	808,590
Loss on adjustment to fair value of derivative liabilities	(4,192,781)		1,041,795		1,041,795	(3,150,985)
Amortization of common stock issued for services	249,000		83,000		83,000	332,000
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	50,229	(83,816)	(178,961)	5,610	(178,961)	(128,732)
Increase in other current assets	(2,849)	(9,444)	(15,939)		(15,939)	(18,792)
Increase in accounts payable and accrued liabilities	848	144,836	353,246	9,696	369,175	370,024
Increase in accrued compensation	190,642	85,149	67,774		67,774	258,416
Increase in accrued income taxes	1,600	1,600	1,600		1,600	3,200
Net cash used in operating activities	(2,822,226)	(267,238)	(1,308,891)	(11,852)	(1,361,021)	(4,183,248)
Investing activities
Purchases of property and equipment	(23,341)	(17,736)	(61,286)		(70,286)	(93,626)
Investment in intangible assets		(250,000)	(250,000)		(250,000)	(250,000)
Net cash used in investing activities	(23,341)	(267,736)	(311,286)		(320,286)	(343,626)
Financing activities
Proceeds from issuance of common stock and warrants	7,750,000	1,092,000	4,092,000		4,139,000	11,889,000
Proceeds from amounts due to stockholder		139,500	139,500	2,333	153,867	153,867
Repayment of amounts due to stockholder		(153,867)	(153,867)		(153,867)	(153,867)
Net cash provided from financing activities	6,957,500	1,077,633	4,077,633	2,333	4,139,000	11,096,500
Net increase (decrease) in cash	4,111,933	542,659	2,457,456	(9,519)	2,457,693	6,569,626
Cash, at beginning of period	2,457,693	237	237	9,756
Cash, at end of period	6,569,626	542,896	2,457,693	237	2,457,693	6,569,626
Cash paid during the period for:
Interest		1,400	1,357		1,357	1,357
Noncash investing and financing transaction:
Acquisition obligation of asset purchase agreement		$ 2,750,000	$ 2,750,000		$ 2,750,000	$ 2,750,000